Capitalized Software Development Costs - Summary of Capitalized Software Development Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Capitalized Computer Software Net [Line Items]
Gross carrying amount	$ 30,658	$ 25,119
Accumulated amortization	(21,866)	(16,941)
Net carrying amount	8,792	8,178
Capitalized software development costs [Member]
Capitalized Computer Software Net [Line Items]
Gross carrying amount	$ 30,658	$ 25,119
Amortization period	3 years	3 years
Accumulated amortization	$ (21,866)	$ (16,941)
Net carrying amount	$ 8,792	$ 8,178